RECEIVABLES, PREPAYMENTS AND OTHER ASSETS - Maturity Schedule (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 857	$ 824